POST-EMPLOYMENT BENEFITS - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Pension Benefits
Contributions made by employer		R$ 4,362
Weighted average duration of defined benefit obligation	64 years
BD Plan
Defined Pension Benefits
Contributions made by employer	R$ 289,086	R$ 294,978
CD Plan
Defined Pension Benefits
Contributions made by employer	3,488
Defined benefit pension plan
Defined Pension Benefits
Contributions to defined benefit plan	2,013,660
Defined benefit plan expected maturation of non-discounted benefits	24,311,345
2020 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,013,660
2021 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,001,413
2022 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,945,599
2023 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,908,447
2024 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,845,328
More than five years | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 14,596,897